Payden Floating Rate Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
1,200,000 Madison Park Funding XIII Ltd.144A, (3 mo.
LIBOR USD + 2.850%), 2.98%, 4/19/30 (a)(b)
(Cost - $1,185) $ 1,196
Bank Loans(c) (78%
)
Automotive (4%)
515,757 American Axle & Manufacturing Inc. Term
Loan B 1L , (LIBOR USD 3-Month + 2.250%),
3.00%, 4/06/24  515
1,343,864 Clarios Global LP Term Loan B 1L , (LIBOR USD
1-Month + 3.250%), 3.35%, 4/30/26  1,335
1,346,547 Tenneco Inc. Term Loan B 1L , (LIBOR USD
1-Month + 3.000%), 3.09%, 10/01/25  1,333
1,300,000 Visteon Corp. Term Loan B 1L , (LIBOR USD
3-Month + 1.750%), 1.89%, 3/24/24  1,289
1,340,000 Wheel Pros Inc. Term loan 1L , (LIBOR USD
1-Month + 4.500%), 5.25%, 5/11/28  1,345
5,817
Basic Industry (12%)
1,410,000 ACProducts Holdings Inc. Term Loan B 1L ,
(LIBOR USD 3-Month + 4.250%), 4.75%,
5/17/28  1,403
1,300,000 Altra Industrial Motion Corp. Term Loan B 1L ,
(LIBOR USD 3-Month + 2.000%), 2.10%,
10/01/25  1,295
250,000 American Airlines Inc. Term Loan 1L , (LIBOR
USD 1-Month + 4.750%), 5.50%, 4/20/28  257
571,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  627
969,544 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L , (LIBOR USD 3-Month + 1.750%),
1.90%, 6/01/24  960
473,813 CCI Buyer Inc. Term Loan B 1L , (LIBOR USD
3-Month + 4.000%), 4.75%, 12/17/27  475
461,684 Core & Main LP Term Loan B 1L , (LIBOR USD
1-Month + 2.500%), 2.59%, 6/10/28  458
498,750 CP Atlas Buyer Inc. Term Loan B1 1L , (LIBOR
USD 3-Month + 3.750%), 4.25%, 11/23/27  497
488,606 Graham Packaging Co. Inc. Term Loan 1L ,
(LIBOR USD 1-Month + 3.000%), 3.75%,
8/04/27  486
490,072 H.B. Fuller Co. Term Loan B 1L , (LIBOR USD
1-Month + 2.000%), 2.08%, 10/20/24  491
1,480,000 INEOS U.S. Petrochem LLC Term Loan B 1L ,
(LIBOR USD 3-Month + 2.750%), 3.25%,
1/29/26  1,478
1,220,000 Madison IAQ LLC Term Loan 1L , (LIBOR USD
3-Month + 3.250%), 3.75%, 6/21/28  1,211
1,269,667 Mauser Packaging Solutions Holding Co. Term
Loan B 1L , (LIBOR USD 3-Month + 3.250%),
3.35%, 4/03/24  1,231
950,000 PQ Corp. Term Loan B 1L , (LIBOR USD
1-Month + 2.750%), 3.25%, 6/09/28  947
223,659 PQ Corp. Term Loan B1 1L , (LIBOR USD
3-Month + 2.250%), 2.44%, 2/07/27  223
1,480,000 Quikrete Holdings Inc. Term Loan B1 1L ,
(LIBOR USD 1-Month + 3.000%), 3.00%,
6/11/28  1,466
398,000 Reynolds Group Holdings Inc. Term Loan 1L ,
(LIBOR USD 1-Month + 3.250%), 3.35%,
2/05/26  394
Principal
or Shares Security Description
Value
(000)
468,689 Reynolds Group Holdings Inc. Term Loan B
1L , (LIBOR USD 1-Month + 2.750%), 2.85%,
2/05/23  $ 468
1,280,000 SCIH Salt Holdings Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 4.000%), 4.75%,
3/16/27  1,282
1,280,000 SRS Distribution Inc. Term Loan B 1L , (LIBOR
USD 3-Month + 3.750%), 4.25%, 6/02/28  1,273
1,300,000 TK Elevator U.S. Newco Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 4.00%,
7/31/27  1,299
698,228 TransDigm Inc. Term Loan G 1L , (LIBOR USD
1-Month + 2.250%), 2.34%, 8/22/24  688
485,995 United Rentals N.A. Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 1.750%), 1.85%,
10/31/25  488
1,406,475 VM Consolidated Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.40%, 3/26/28  1,402
20,799
Consumer Goods (4%)
880,932 Dole Food Co. Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 5.00%, 4/06/24  881
495,000 Froneri U.S. Inc. Term Loan B 1L , (LIBOR USD
1-Month + 2.250%), 2.35%, 1/31/27  487
977,500 JBS USA LUX SA Term Loan B 1L , (LIBOR
USD 1-Month + 2.000%), 2.10%, 5/01/26  968
956,250 TGP Holdings III LLC Term Loan 1L , (LIBOR
USD 3-Month + 3.500%), 4.25%, 6/29/28  958
1,480,000 Triton Water Holdings Inc. Term Loan B 1L ,
(LIBOR USD 3-Month + 3.500%), 4.00%,
3/31/28  1,471
823,151 U.S. Foods Inc. Term Loan B 1L , (LIBOR USD
1-Month + 1.750%), 1.85%, 6/27/23  814
1,245,109 United Natural Foods Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 3.60%,
10/22/25  1,243
598,496 Utz Quality Foods LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.000%), 3.10%, 1/20/28  596
7,418
Energy (3%)
1,249,478 Calpine Corp. Term Loan B5 1L , (LIBOR USD
1-Month + 2.500%), 2.61%, 12/16/27  1,238
1,330,000 CQP Holdco LP Term Loan B 1L , (LIBOR USD
3-Month + 3.750%), 4.25%, 6/04/28  1,323
700,000 DT Midstream Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.000%), 2.50%, 6/10/28  699
488,748 Exgen Renewables IV LLC Term Loan B 1L ,
(LIBOR USD 3-Month + 2.750%), 3.75%,
12/15/27  489
990,000 PG&E Corp. Term Loan B 1L , (LIBOR USD
3-Month + 3.000%), 3.50%, 6/23/25  966
4,715
Financial Services (5%)
1,408,741 Alliant Holdings Intermediate LLC Term Loan
B3 1L , (LIBOR USD 1-Month + 3.750%),
4.25%, 11/06/27  1,410
1,475,044 AmWins Group Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.250%), 3.00%, 2/19/28  1,455
498,750 Citadel Securities LP Term Loan B 1L , (LIBOR
USD 1-Month + 2.500%), 2.60%, 2/02/28  491

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,256,200 Jane Street Group LLC Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 2.85%, 1/26/28  $ 1,239
492,500 Nexus Buyer LLC Term Loan B 1L , (LIBOR USD
1-Month + 3.750%), 3.84%, 11/08/26  491
1,480,000 Paysafe Holdings U.S. Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 2.750%), 3.25%,
6/24/28  1,478
449,615 Tronox Finance LLC Term Loan B 1L , (LIBOR
USD 1-Month + 2.500%), 2.65%, 3/11/28  446
600,000 VFH Parent LLC Term Loan 1L , (LIBOR USD
1-Month + 3.000%), 3.09%, 3/01/26  596
900,000 Zebra Buyer LLC Term Loan B 1L , (LIBOR USD
1-Month + 3.250%), 3.75%, 4/22/28  902
8,508
Healthcare (4%)
1,226,142 Change Healthcare Holdings LLC Term Loan B
1L , (LIBOR USD 3-Month + 2.500%), 3.50%,
3/01/24  1,225
985,000 Grifols Worldwide Operations USA Inc. Term
Loan B 1L , (LIBOR USD 1-Month + 2.000%),
2.08%, 11/15/27  973
500,000 HCRX Investments Holdco LP Term Loan B
1L , (LIBOR USD 1-Month + 2.250%), 2.75%,
7/15/28  499
580,394 ICON Luxembourg SARL Term Loan B 1L ,
(LIBOR USD 3-Month + 2.500%), 3.00%,
7/01/28  580
144,606 Indigo Merger Sub Inc. Term Loan B 1L , (LIBOR
USD 3-Month + 2.500%), 3.00%, 7/01/28  144
900,000 Jazz Financing Lux Sarl Term Loan B 1L , (LIBOR
USD 1-Month + 3.500%), 4.00%, 4/22/28  902
500,000 Organon & Co. Term Loan B 1L , (LIBOR USD
1-Month + 3.000%), 3.50%, 6/02/28  499
482,008 Radiology Partners Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 4.250%), 4.35%,
7/09/25  481
700,000 Select Medical Corp. Term Loan B 1L , (LIBOR
USD 1-Month + 2.250%), 2.35%, 3/06/25  691
1,480,000 Sotera Health Holdings LLC Term Loan 1L ,
(LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  1,476
7,470
Insurance (2%)
598,485 Acrisure LLC Term Loan B 1L , (LIBOR USD
1-Month + 3.500%), 3.60%, 2/15/27  589
492,423 AI Convoy Luxembourg Sarl Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 4.50%,
1/20/27  493
598,481 AssuredPartners Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 3.500%), 3.60%, 2/13/27  592
1,366,398 Asurion LLC Term Loan B8 1L , (LIBOR USD
1-Month + 3.250%), 3.35%, 12/23/26  1,343
1,233,500 HUB International Ltd. Term Loan B 1L ,
(LIBOR USD 3-Month + 3.000%), 2.88%,
4/25/25  1,217
4,234
Leisure (12%)
995,420 1011778 BC ULC Term Loan B 1L , (LIBOR
USD 1-Month + 1.750%), 1.85%, 11/19/26  978
Principal
or Shares Security Description
Value
(000)
974,747 Caesars Resort Collection LLC Term Loan B
1L , (LIBOR USD 1-Month + 2.750%), 2.85%,
12/22/24  $ 965
1,326,650 Carnival Corp. Term Loan B 1L , (LIBOR USD
3-Month + 3.000%), 3.75%, 6/30/25  1,320
250,022 Carrols Restaurant Group Inc. Term Loan B
1L , (LIBOR USD 3-Month + 3.250%), 3.34%,
4/30/26  247
1,196,962 Excel Fitness Holdings Inc. Term Loan 1L ,
(LIBOR USD 1-Month + 5.250%), 6.25%,
10/07/25  1,164
457,221 Flynn Restaurant Group LP Term Loan 2L ,
(LIBOR USD 1-Month + 7.000%), 7.10%,
6/29/26  452
1,415,982 Golden Nugget LLC Term Loan B 1L , (LIBOR
USD 1-Month + 2.500%), 3.25%, 10/04/23  1,404
1,246,852 Hilton Worldwide Finance LLC Term Loan B2
1L , (LIBOR USD 1-Month + 1.750%), 1.84%,
6/21/26  1,233
1,244,885 IRB Holding Corp. Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25  1,240
357,758 KFC Holding Co. Term Loan B 1L , (LIBOR
USD 1-Month + 1.750%), 1.84%, 3/15/28  358
431,190 Live Nation Entertainment Inc. Term Loan B
1L , (LIBOR USD 1-Month + 1.750%), 1.88%,
10/17/26  420
600,000 MajorDrive Holdings IV LLC Term Loan B 1L ,
(LIBOR USD 3-Month + 4.000%), 4.50%,
6/01/28  599
1,044,443 Marriott Ownership Resorts Inc. Term Loan B
1L , (LIBOR USD 1-Month + 1.750%), 1.85%,
8/31/25  1,029
1,206,352 Scientific Games International Inc. Term Loan
B5 1L , (LIBOR USD 1-Month + 2.750%),
2.85%, 8/14/24  1,190
589,091 SRAM LLC Term Loan B 1L , (LIBOR USD
3-Month + 2.750%), 3.25%, 5/18/28  587
1,158,569 Tacala Investment Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.250%), 4.25%,
2/05/27  1,158
560,000 Tacala Investment Corp. Term Loan B 2L ,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28  561
1,196,970 United PF Holdings LLC Term Loan 1L , (LIBOR
USD 1-Month + 4.000%), 4.15%, 12/30/26  1,151
1,785,810 Wyndham Hotels & Resorts Inc. Term Loan B
1L , (LIBOR USD 1-Month + 1.750%), 1.85%,
5/30/25  1,769
17,825
Media (8%)
1,509,632 Altice Financing SA Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 2.88%, 7/15/25  1,482
498,750 Austin BidCo Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 4.250%), 5.00%, 2/11/28  501
496,250 Banijay Group U.S. Holding Inc. Term Loan B
1L , (LIBOR USD 1-Month + 3.750%), 3.85%,
3/01/25  495
1,000,000 Coral U.S. Co-Borrower LLC Term Loan B5
1L , (LIBOR USD 1-Month + 2.250%), 2.35%,
1/31/28  981
967,775 CSC Holdings LLC Term Loan B5 1L , (LIBOR
USD 1-Month + 2.500%), 2.59%, 4/15/27  957

Principal
or Shares Security Description
Value
(000)
982,500 Diamond Sports Group LLC Term Loan B 1L ,
(LIBOR USD 1-Month + 3.250%), 3.37%,
8/24/26  $ 543
1,100,000 DIRECTV Financing LLC Term Loan 1L ,
(LIBOR USD 1-Month + 5.000%), 5.75%,
7/22/27  1,099
1,270,000 Endure Digital Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 3.500%), 4.25%, 2/10/28  1,248
279,750 EW Scripps Co. Term Loan B3 1L , (LIBOR USD
1-Month + 3.000%), 3.75%, 1/07/28  279
1,000,000 Lamar Media Corp. Term Loan B 1L , (LIBOR
USD 1-Month + 1.500%), 1.60%, 2/06/27  983
1,406,347 MH Sub I LLC Term Loan 1L , (LIBOR USD
3-Month + 3.500%), 3.60%, 9/15/24  1,399
700,000 Nexstar Media Inc. Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 2.60%, 9/19/26  694
600,000 Univision Communications Inc. Term Loan B
1L , (LIBOR USD 1-Month + 3.750%), 4.75%,
3/24/26  600
1,460,000 UPC Financing Partnership Term Loan 1L ,
(LIBOR USD 1-Month + 3.000%), 3.09%,
1/31/29  1,447
600,000 Virgin Media Bristol LLC Term Loan Q 1L ,
(LIBOR USD 1-Month + 3.250%), 3.34%,
1/31/29  598
598,446 WideOpenWest Finance LLC Term Loan B 1L ,
(LIBOR USD 3-Month + 3.250%), 4.25%,
8/19/23  598
711,175 WMG Acquisition Corp. Term Loan G 1L ,
(LIBOR USD 3-Month + 2.125%), 2.23%,
1/20/28  703
14,607
Real Estate (1%)
1,258,350 Iron Mountain Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 1.750%), 1.85%, 1/02/26  1,238
600,000 Starwood Property Mortgage LLC Term Loan B2
1L , (LIBOR USD 1-Month + 3.500%), 4.25%,
7/26/26  602
1,840
Retail (7%)
1,230,311 Beacon Roofing Supply Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 2.500%), 2.59%,
5/19/28  1,222
1,248,438 BJ's Wholesale Club Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 2.000%), 2.10%,
2/03/24  1,248
985,000 Dealer Tire LLC Term Loan B 1L , (LIBOR USD
1-Month + 4.250%), 4.35%, 12/12/25  985
1,269,483 GOBP Holdings Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 2.85%, 10/22/25  1,266
547,250 GYP Holdings III Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 2.500%), 2.60%,
6/01/25  545
1,247,037 Harbor Freight Tools USA Inc. Term Loan B
1L , (LIBOR USD 1-Month + 2.750%), 3.25%,
10/19/27  1,243
1,406,475 Leslie's Poolmart Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 3.25%, 3/09/28  1,400
800,000 MIC Glen LLC Term Loan 1L , (LIBOR USD
1-Month + 3.500%), 4.00%, 7/21/28  797
550,000 MIC Glen LLC Term Loan 2L , (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  555
Principal
or Shares Security Description
Value
(000)
500,000 Michaels Cos. Inc. Term Loan 1L , (LIBOR USD
1-Month + 4.250%), 5.00%, 4/15/28  $ 501
700,000 PetSmart Inc. Term Loan B 1L , (LIBOR USD
3-Month + 3.750%), 4.25%, 2/12/28  701
1,300,000 Whatabrands LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.75%, 7/21/28  1,296
11,759
Service (2%)
1,480,000 Adtalem Global Education Inc. Term Loan B
1L , (LIBOR USD 1-Month + 4.500%), 5.25%,
2/12/28  1,482
465,325 Aramark Services Inc. Term Loan B3 1L , (LIBOR
USD 1-Month + 1.750%), 1.85%, 3/11/25  459
1,161,165 Hertz Corp. Term Loan B 1L , (LIBOR USD
1-Month + 3.500%), 3.60%, 6/30/28  1,156
218,835 Hertz Corp. Term Loan C 1L , (LIBOR USD
1-Month + 3.500%), 3.60%, 6/30/28  218
3,315
Technology (6%)
1,410,000 Ahead DB Holdings LLC Term Loan B 1L ,
(LIBOR USD 1-Month + 3.750%), 4.50%,
10/16/27  1,413
262,500 Alphabet Holding Co. Inc. Term Loan 2L ,
(LIBOR USD 3-Month + 7.750%), 7.85%,
8/15/25  264
600,000 Avaya Inc. Term Loan B2 1L , (LIBOR USD
1-Month + 4.000%), 4.09%, 12/15/27  601
1,472,481 Blackboard Inc. Term Loan B5 1L , (LIBOR USD
3-Month + 6.000%), 7.00%, 6/30/24  1,484
473,994 BY Crown Parent LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.000%), 4.00%, 1/30/26  473
1,347,164 Castle U.S. Holding Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.750%), 3.90%,
1/31/27  1,331
385,860 CDW LLC Term Loan B 1L , (LIBOR USD
1-Month + 1.750%), 1.85%, 10/11/26  386
1,410,000 Ensono Holdings LLC Term Loan B 1L , (LIBOR
USD 3-Month + 4.000%), 4.75%, 5/28/28  1,411
1,300,000 Everi Payments Inc. Term Loan 1L , (LIBOR USD
1-Month + 2.500%), 3.00%, 6/30/28  1,295
598,363 Finastra USA Inc. Term Loan B 1L , (LIBOR USD
3-Month + 3.500%), 4.50%, 6/13/24  590
1,336,616 Informatica LLC Term Loan B 1L , (LIBOR USD
1-Month + 3.250%), 3.35%, 2/14/27  1,324
458,680 MPH Acquisition Holdings LLC Term Loan B
1L , (LIBOR USD 3-Month + 2.750%), 3.75%,
6/07/23  456
498,750 Peraton Corp. Term Loan B 1L , (LIBOR USD
1-Month + 3.750%), 4.50%, 2/01/28  499
598,500 Pitney Bowes Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 4.000%), 4.11%, 3/19/28  601
495,000 Presidio Holdings Inc. Term Loan B 1L , (LIBOR
USD 3-Month + 3.500%), 3.69%, 12/19/26  493
584,300 Sabre GLBL Inc. Term Loan B 1L , (LIBOR USD
1-Month + 2.000%), 2.10%, 2/22/24  572
192,748 Sabre GLBL Inc. Term Loan B1 1L , (LIBOR USD
1-Month + 3.500%), 4.00%, 12/17/27  191
307,252 Sabre GLBL Inc. Term Loan B2 1L , (LIBOR USD
1-Month + 3.500%), 4.00%, 12/17/27  304
432,462 Western Digital Corp. Term Loan B4 1L ,
(LIBOR USD 1-Month + 1.750%), 1.85%,
4/29/23  433

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
$ 14,121
Telecommunications (7%)
1,164,557 Altice France SA Term Loan B13 1L , (LIBOR
USD 3-Month + 4.000%), 4.15%, 8/14/26  1,163
591,000 CenturyLink Inc. Term Loan B 1L , (LIBOR USD
1-Month + 2.250%), 2.35%, 3/15/27  582
919,496 Charter Communications Operating LLC Term
Loan B2 1L , (LIBOR USD 1-Month + 1.750%),
1.86%, 2/01/27  910
1,410,000 Consolidated Communications Inc. Term Loan
B1 1L , (LIBOR USD 1-Month + 3.500%),
4.25%, 10/02/27  1,407
1,396,500 Frontier Communications Holdings LLC Term
Loan B 1L , (LIBOR USD 1-Month + 3.750%),
4.50%, 10/08/27  1,398
1,340,000 Gogo Intermediate Holdings LLC Term Loan B
1L , (LIBOR USD 1-Month + 3.750%), 4.50%,
4/30/28  1,336
991,149 Iridium Satellite LLC Term Loan B 1L , (LIBOR
USD 1-Month + 2.500%), 3.25%, 11/04/26  991
1,410,000 LCPR Loan Financing LLC Term Loan 1L ,
(LIBOR USD 3-Month + 3.750%), 3.84%,
10/15/28  1,414
440,000 Voyage Australia Pty Ltd. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 4.00%,
7/26/28  440
9,641
Transportation (1%)
657,353 First Student Bidco Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.000%), 3.50%,
7/21/28  653
242,647 First Student Bidco Inc. Term Loan C 1L ,
(LIBOR USD 1-Month + 3.000%), 3.50%,
7/21/28  241
500,000 SkyMiles IP Ltd. Term Loan B 1L , (LIBOR USD
3-Month + 3.750%), 4.75%, 10/20/27  529
1,446,375 United Airlines Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 3.750%), 4.50%, 4/21/28  1,451
2,874
Total Bank Loans (Cost - $135,662)
134,943
Corporate Bond (14%
)
500,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 523
500,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) 516
500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 528
500,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 526
500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (a) 523
500,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 502
1,000,000 Bonanza Creek Energy Inc. , 7.50%, 4/30/26  1,011
600,000 Caesars Entertainment Inc. 144A, 8.13%,
7/01/27 (a) 661
400,000 Centennial Resource Production LLC 144A,
5.38%, 1/15/26 (a) 387
500,000 CNX Resources Corp. 144A, 7.25%, 3/14/27 (a) 534
350,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 354
500,000 Covanta Holding Corp. , 5.88%, 7/01/25  520
350,000 Ford Motor Co. , 9.00%, 4/22/25  431
Principal
or Shares Security Description
Value
(000)
350,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (a) $ 363
500,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (a) 535
350,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  368
500,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 522
375,000 Indigo Merger Sub Inc. 144A, 2.88%,
7/15/26 (a) 384
500,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 522
500,000 iStar Inc. , 4.25%, 8/01/25  520
350,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 381
350,000 Kraton Polymers LLC/Kraton Polymers Capital
Corp. 144A, 4.25%, 12/15/25 (a) 360
500,000 Lithia Motors Inc. 144A, 5.25%, 8/01/25 (a) 515
250,000 Moss Creek Resources Holdings Inc. 144A,
10.50%, 5/15/27 (a) 241
500,000 Navient Corp. , 5.88%, 10/25/24  547
500,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 516
500,000 OCI NV 144A, 4.63%, 10/15/25 (a) 518
500,000 OneMain Finance Corp. , 6.88%, 3/15/25  568
500,000 Parkland Corp. 144A, 5.88%, 7/15/27 (a) 534
400,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.25%, 5/15/25 (a) 367
500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 541
500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (a) 538
500,000 Range Resources Corp. , 9.25%, 2/01/26  543
400,000 RLJ Lodging Trust LP 144A, 3.75%, 7/01/26 (a) 406
500,000 Royal Caribbean Cruises Ltd. , 5.25%, 11/15/22  514
450,000 Service Properties Trust , 7.50%, 9/15/25  508
500,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) 523
500,000 SM Energy Co. , 5.00%, 1/15/24  498
500,000 Sonic Automotive Inc. , 6.13%, 3/15/27  522
500,000 Southwestern Energy Co. , 4.10%, 3/15/22  504
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 516
900,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 892
500,000 Tenet Healthcare Corp. 144A, 4.88%,
1/01/26 (a) 517
350,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80%, 7/21/23  346
350,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13%, 2/15/26  358
500,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 517
350,000 WESCO Distribution Inc. 144A, 7.13%,
6/15/25 (a) 377
Total Corporate Bond (Cost - $23,170)
23,397
Mortgage Backed (3%
)
794,693 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 12.250%), 12.34%,
9/25/28 (b) 946
814,791 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 11.750%), 11.84%,
10/25/28 (b) 975

Principal
or Shares Security Description
Value
(000)
300,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.89%,
2/25/50 (a)(b) $ 302
663,113 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 10.500%),
10.59%, 5/25/28 (b) 750
494,301 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 12.750%),
12.84%, 8/25/29 (b) 549
300,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (b) 307
675,628 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 11.84%, 5/25/43 (a)(b) 774
Total Mortgage Backed (Cost - $4,243)
4,603
Principal
or Shares Security Description
Value
(000)
U.S. Treasury (23%
)
40,000,000 U.S. Treasury Bill, 0.04%, 8/17/21 (d)
(Cost - $39,999) $ 40,000
Total Investments (Cost - $204,259) (119%)
204,139
Liabilities in excess of Other Assets (-19%)
(32,192)
Net Assets (100%) $ 171,947
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(d) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 1,514 USD  1,195 State Street Bank & Trust Co. 09/21/2021 $ 19
USD 1,194 CAD  1,482 State Street Bank & Trust Co. 09/21/2021 6
Net Unrealized Appreciation
$25